WARRANT DERIVATIVE LIABILITY (Details Narrative)					1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 03, 2023	Nov. 02, 2022	Aug. 05, 2022 USD ($)	Jul. 29, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Aug. 31, 2022 USD ($) shares $ / shares	Apr. 30, 2023 USD ($) shares Segment $ / shares	Apr. 30, 2022 USD ($) $ / shares	Oct. 31, 2023	Dec. 31, 2022 USD ($) shares $ / shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Apr. 30, 2023 $ / shares	Jan. 31, 2023 USD ($) shares	Nov. 03, 2022 USD ($) shares $ / shares	Oct. 31, 2022 shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022 $ / shares	Oct. 31, 2022 Segment	Apr. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares	Sep. 30, 2020 shares $ / shares	Sep. 30, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares	Jul. 31, 2020 shares $ / shares	Jul. 31, 2020 shares $ / shares	Jan. 31, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants, issued							689,640					730,258	730,258				5,082,225			5,082,225
Derecognition of warrant derivative							$ (636,160)				$ (136,047)
Derivative fair value share price | $ / shares																			$ 5.64
Expected dividend yield	0.00%										0.00%		0.00%
Expected volatility	72.00%										100.00%		100.00%
Risk-free interest rate	2.94%										1.11%		0.25%
Expected remaining life											1 year 7 months 28 days
Fair value of warrants liability											$ 818,871
Fair value of warrants			$ 5,047,704				1,107,775				1,242,580	$ 1,582,977	$ 1,490,059
Proceeds			$ 15,510,764
Transaction costs							$ 311,774
Private placement [member]
IfrsStatementLineItems [Line Items]
Transaction costs					$ 623,776					$ 623,776
Derivative liability					$ 417,794					$ 417,794
December senior secured promissory notes [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield							0.00%
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares							16,800
Derivative fair value share price | $ / shares							$ 6.50
Expected dividend yield							0.00%
Expected volatility							71.00%
Risk-free interest rate							3.04%
Expected remaining life							5 years 1 month 9 days
Fair value of warrants liability							$ 73,384
Fair value gain							53,340
Fair value gain gross value							$ 118,440
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued				3,461			7,248																		10,710	10,710	10,710	10,710
Warrant exercise price | (per share)				$ 66.50																					$ 66.50	$ 86.75	$ 66.50	$ 86.75
Derecognition of warrant derivative				$ 136,047
Derivative fair value share price | (per share)				$ 71.25										$ 8.75							$ 37.25
Expected dividend yield				0.00%			0.00%	0.00%
Expected volatility				100.00%			74.00%	72.00%
Risk-free interest rate				2.92%			3.72%	3.90%
Expected remaining life				2 years 3 days			1 year 3 months 3 days	1 year 9 months 3 days
Fair value of warrants liability							$ 122	$ 30,469
Warrants two [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares																							15,290	15,290
Warrant exercise price | (per share)																							$ 195	$ 260.50
Derivative fair value share price | $ / shares																			8.75			$ 37.25
Expected dividend yield											0.00%	0.00%
Expected volatility											74.00%	72.00%
Risk-free interest rate											3.72%	3.90%
Expected remaining life									1 year 3 months 3 days		1 year 9 months 3 days
Fair value of warrants liability											$ 3	$ 8,655
Warrants three [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares						149,142
Warrant exercise price | $ / shares						$ 104										$ 104
Reset price | $ / shares																$ 52
Warrants three [member] | Initial Public Offering One [Member]
IfrsStatementLineItems [Line Items]
Derivative fair value share price | $ / shares							$ 6.50	$ 27.25
Expected dividend yield							0.00%	0.00%
Expected volatility							74.00%	67.00%
Risk-free interest rate							3.04%	3.43%
Expected remaining life							4 years 3 months 7 days	4 years 9 months 3 days
Fair value of warrants liability								$ 1,097,323
Fair value of warrants							$ 152,713
Warrants four [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares																266,420
Warrant exercise price | $ / shares																$ 2.08
Derivative fair value share price | $ / shares							$ 6.50									$ 24.50
Expected dividend yield		0.00%					0.00%
Expected volatility		68.00%					73.00%
Risk-free interest rate		3.67%					3.04%
Expected remaining life							4 years 6 months 7 days				5 years
Fair value of warrants							$ 291,303
Warrants four [member] | December senior secured promissory notes [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants																$ 2,736,592
Senior secured promissory note [member] | December senior secured promissory notes [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares						14,423
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued				86,537																181,208					267,745	267,745	267,745	267,745
Warrant exercise price | (per share)				$ 2.66																					$ 2.66	$ 3.47	$ 2.66	$ 3.47
Derecognition of warrant derivative				$ 136,047
Derivative fair value share price | (per share)				$ 2.85															1.49
Expected dividend yield				0.00%							0.00%
Expected volatility				100.00%							72.00%
Risk-free interest rate				2.92%							3.90%
Expected remaining life				2 years 3 days							1 year 9 months 3 days
Fair value of warrants liability											$ 30,469
Warrants [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares																							382,246	382,246
Warrant exercise price | (per share)																							$ 7.80	$ 10.42
Derivative fair value share price | $ / shares																			$ 1.49			$ 5.64
Expected dividend yield											0.00%	0.00%
Expected volatility											72.00%	100.00%
Risk-free interest rate											3.90%	1.11%
Expected remaining life											1 year 9 months 3 days	1 year 7 months 28 days
Fair value of warrants liability											$ 8,655	$ 764,106
Warrants [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares																									3,728,549	3,728,549
Warrant exercise price | $ / shares																									$ 4.16
Derivative fair value share price | $ / shares																		$ 1.09
Expected dividend yield											0.00%
Expected volatility											67.00%
Risk-free interest rate						2.79%					3.43%
Expected remaining life											4 years 9 months 3 days
Fair value of warrants liability											$ 1,097,323
Warrants [member] | Initial public offering [member] | Underwriter [member]
IfrsStatementLineItems [Line Items]
Derivative fair value share price | $ / shares																		1.09
Expected dividend yield											0.00%
Risk-free interest rate											3.43%
Expected remaining life											4 years 9 months 3 days
Fair value of warrants liability											$ 106,119
Expected volatility											67.00%
Warrants [member] | December senior secured promissory notes [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares																									360,577	360,577
Warrant exercise price | $ / shares						$ 104																			$ 4.16
Derivative fair value share price | $ / shares						$ 70.25	$ 6.50	$ 27.25										$ 2.81
Expected dividend yield						0.00%		0.00%			0.00%
Expected volatility						66.00%	74.00%	67.00%			66.00%
Risk-free interest rate		2.79%					3.04%	3.43%
Expected remaining life							4 years 3 months 7 days	4 years 9 months 3 days			5 years
Fair value of warrants liability						$ 488,147
Fair value of warrants						$ 488,147	$ 36,917	$ 106,119
Warrants five [member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares					118,667					118,667
Derivative fair value share price | $ / shares							$ 6.50
Expected dividend yield							0.00%				0.00%
Expected volatility							71.00%				67.00%
Risk-free interest rate							3.04%				3.07%
Expected remaining life							5 years 1 month 9 days
Fair value of warrants liability					$ 806,581		$ 333,875			$ 806,581
Warrants five [member] | Initial public offering [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares						$ 15
Expected remaining life											5 years 6 months
Expiration term										5 years 6 months
Warrants Six [Member] | Private placement [member]
IfrsStatementLineItems [Line Items]
Derivative fair value share price | $ / shares					$ 10.25					$ 10.25
Warrants Six [Member] | Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares					78,000					78,000
Warrant exercise price | $ / shares					$ 0.025					$ 0.025
Fair value of warrants liability					$ 747,917					$ 747,917
Warrants Six [Member] | Unit Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares					78,000					78,000
Warrant exercise price | $ / shares					$ 15					$ 15
Derivative fair value share price | $ / shares					$ 12.13		$ 6.50			$ 12.13
Expected dividend yield							0.00%				0.00%
Expected volatility							71.00%				67.00%
Risk-free interest rate							3.04%				3.07%
Expected remaining life							5 years 1 month 9 days				5 years 6 months
Fair value of warrants liability					$ 420,134		$ 219,458			$ 420,134
Expiration term										5 years 6 months
Proceeds					$ 1,168,051
Warrants Seven [Member] | Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, issued | shares															49,867
Fair value of warrants liability															$ 39,565
Total fair value															$ 517,720